Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	20 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Equipment, fixture and furniture, and other fixed assets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	2 years
Maximum [Member] | Equipment, fixture and furniture, and other fixed assets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	10 years